Intangible Assets and Goodwill (Q1) (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Intangible Assets and Goodwill [Abstract]
Schedule of Intangible Assets and Goodwill
Intangible assets and Goodwill consist of the following:

(Amounts in 000’s)	Bed licenses (included in property and equipment)1)	Bed Licenses - Separable(2)	Lease Rights	Total	Goodwill(2)
Balances, December 31, 2024
Gross	$14,276	$2,471	$176	$16,923	$1,585
Accumulated amortization	(5,411)	—	(107)	(5,518)	—
Net carrying amount	$8,865	$2,471	$69	$11,405	$1,585

Balances, March 31, 2025
Gross	$14,276	$2,471	$176	$16,923	$1,585
Accumulated amortization	(5,499)	—	(111)	(5,610)	—
Net carrying amount	$8,777	$2,471	$65	$11,313	$1,585

(1)	Non-separable bed licenses are included in property and equipment as is the related accumulated amortization expense (see Note 4 – Property and Equipment).
(2)	The Company does not amortize indefinite-lived intangibles, which consist of separable bed licenses and goodwill.

Intangible assets consist of the following:

(Amounts in 000’s)	Bed Licenses - Non-Separable(1)	Bed Licenses - Separable(2)	Lease Rights	Total	Goodwill(2)
Balances, December 31, 2023
Gross	$14,276	$2,471	$176	$16,923	$1,585
Accumulated amortization	(4,997)	—	(89)	(5,086)	—
Net carrying amount, December 31, 2023	$9,279	$2,471	$87	$11,837	$1,585
Balances, December 31, 2024
Gross	$14,276	$2,471	$176	$16,923	$1,585
Accumulated amortization	(5,411)	—	(107)	(5,518)	—
Net carrying amount, December 31, 2024	$8,865	$2,471	$69	$11,405	$1,585

(1)	Non-separable bed licenses are included in property and equipment as is the related accumulated amortization expense (see Note 4 – Property and Equipment).
(2)	The Company does not amortize indefinite-lived intangibles, which consist of separable bed licenses and goodwill.

Schedule of Total Amortization Expense
The following table summarizes amortization expense for the three months ended March 31, 2025 and 2024:

	Three Months Ended March 31,
(Amounts in 000’s)	2025	2024
Bed licenses	$88	$104
Lease rights	4	4
Total amortization expense	$92	$108

Schedule of Estimated Amortization Expense for All Definite Lived Intangibles
Expected amortization expense for the years ending December 31, for all definite-lived intangibles, for each of the next five years and thereafter is as follows:

(Amounts in 000’s)	Bed Licenses	Lease Rights
2025	$264	$13
2026	352	18
2027	352	18
2028	352	16
2029	352	—
Thereafter	7,105	—
Total expected amortization expense	$8,777	$65

Expected amortization expense for the year ended December 31, for all definite-lived intangibles, for each of the next five years and thereafter is as follows:

Amounts in (000's)	Bed Licenses	Lease Rights
2025	$414	$18
2026	414	18
2027	414	18
2028	414	15
2029	414	—
Thereafter	6,795	—
Total	$8,865	$69